Document and Entity Information	Jun. 10, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001690680
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	Newmark Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38239
Entity Tax Identification Number	81-4467492
Entity Address, Address Line One	125 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	372-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	NMRK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false